Concentrations	6 Months Ended
Jun. 30, 2014
Risks and Uncertainties [Abstract]
Concentrations

NOTE 7 – CONCENTRATIONS

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade accounts receivable and cash deposits and investments in cash equivalent instruments.

The Company places its cash in banks at levels that, at times, may exceed federally insured limits. There were no balances in excess of FDIC insured levels as of June 30, 2014 and December 31, 2013. The Company has not experienced any losses in such accounts through June 30, 2014.

Customer concentrations

Customer concentrations for the three and six months ended June 30, 2014 and 2013 are as follows:

	Sales
	For the three months ended June 30,		For the six months ended June 30,
	2014	2013	2014	2013
Customer A	24%	40%	22%	33%
Customer B	30%	5%	29%	3%
Customer C	7%	15%	11%	14%
Total	61%	60%	62%	50%

	Accounts Receivable
	As of June 30,	As of December 31,
	2014	2013
Customer A	35%	35%
Customer B	38%	32%
Customer C	6%	8%
Total	73%	75%

A reduction in sales from or loss of such customers would have a material adverse effect on our consolidated results of operations and financial condition.

Geographic concentrations of sales

For the six months ended June 30, 2014 and 2013, total sales in the United States represent 89% and 85% of total sales, respectively. No other geographical area accounting for more than 10% of total sales during the six months ended June 30, 2014 and 2013.

Vendor concentrations

For the six months ended June 30, 2014, the Company purchased 47% of its inventory from three suppliers (25%, 12% and 10%, respectively). For the six months ended June 30, 2013, the Company purchased 33% of its inventory from two suppliers (22% and 11%, respectively).